Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Gain on loan sales, from related parties	$ 0	$ 269	$ 0
Payments of debt issuance costs to related parties	$ 1,000	$ 0	$ 0